Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended			1 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 26, 2012 Healthcare Strategies, Inc., Plan Plaintiff	Dec. 31, 2012 Payables under securities loan agreement, including collateral held	Dec. 31, 2011 Payables under securities loan agreement, including collateral held	Jun. 30, 2013 Securities Pledged as Collateral	Dec. 31, 2012 Securities Pledged as Collateral	Dec. 31, 2011 Securities Pledged as Collateral	Jun. 30, 2013 Investment purchase commitment	Dec. 31, 2012 Investment purchase commitment	Dec. 31, 2011 Investment purchase commitment	Dec. 31, 2012 Derivatives Payables under securities loan agreement, including collateral held	Dec. 31, 2011 Derivatives Payables under securities loan agreement, including collateral held	Dec. 31, 2012 Credit Facility Payables under securities loan agreement, including collateral held	Dec. 31, 2011 Credit Facility Payables under securities loan agreement, including collateral held	Jun. 30, 2013 Line of Credit [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Line of Credit [Member] Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Line of Credit [Member] Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2013 Letter of Credit Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2012 Letter of Credit Federal Home Loan Bank Borrowings [Member]	Dec. 31, 2011 Letter of Credit Federal Home Loan Bank Borrowings [Member]	Jun. 30, 2013 Consolidated investment entities Investment purchase commitment	Dec. 31, 2012 Consolidated investment entities Investment purchase commitment	Dec. 31, 2011 Consolidated investment entities Investment purchase commitment
Loss Contingencies [Line Items]
Operating leases, rent expense		$ 41.7	$ 51.3	$ 55.8
Operating leases, due 2013		41.9
Operating leases, due 2014		30.3
Operating leases, due 2015		24.8
Operating leases, due 2016		21.3
Operating leases, due 2017		18.1
Operating leases, due thereafter		22.9
Off-balance sheet commitment to purchase investments											999.8	890.1	1,300.0											364.1	254.9	470.9
Collateralized loan obligations notes, at fair value using the fair value option	4,881.3	3,829.4	2,057.1			890.3	757.7
Cash collateral for borrowed securities														32.8	40.0	11.8	11.8
Fair value of securities delivered as collateral								993.7	1,000.0	1,300.0
Undiscounted liability of future guaranty fund assessments	41.7	51.3	58.9
Future credits to premium taxes	20.9	20.9	21.0
Amount of borrowing capacity																		2,600.0	2,600.0	3,200.0	265.0	265.0	265.0
Fair value of assets pledged as collateral																		3,100.0	3,100.0	3,800.0	330.9	336.5	354.0
Possible losses in excess of amounts accrued	$ 100.0	$ 100.0
Number of plaintiffs					15,000